Share-Based Compensation - Summary of RSUs, DSUs, and PSUs Outstanding (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
DSUs and RSUs
RSUs and DSUs (#)
RSUs and DSUs outstanding, beginning (in shares)	376,296	169,195
Issued (in shares)	954,698	266,640
Vested, released and issued (in shares)	(168,784)	(44,823)
Forfeited (in shares)	(121,666)	(14,716)
RSUs and DSUs outstanding, ending (in shares)	1,040,544	376,296
Weighted Average Issue Price of RSUs and DSUs ($)
RSUs and DSUs outstanding, beginning (in CAD per share) | $ / shares	$ 44.06	$ 59.28
Issued (in CAD per share) | $ / shares	10.82	37.82
Vested, released and issued (in CAD per share) | $ / shares	44.44	50.58
Forfeited (in CAD per share) | $ / shares	18.77	86.77
RSUs and DSUs outstanding, ending (in CAD per share) | $ / shares	$ 16.46	$ 44.06
RSUs
RSUs and DSUs (#)
RSUs and DSUs outstanding, beginning (in shares)	360,098
RSUs and DSUs outstanding, ending (in shares)	983,161	360,098
DSUs
RSUs and DSUs (#)
RSUs and DSUs outstanding, beginning (in shares)	16,198
RSUs and DSUs outstanding, ending (in shares)	57,383	16,198
PSUs
RSUs and DSUs (#)
RSUs and DSUs outstanding, beginning (in shares)	0
Issued (in shares)	469,834
Forfeited (in shares)	(82,465)
RSUs and DSUs outstanding, ending (in shares)	387,369	0
Weighted Average Issue Price of RSUs and DSUs ($)
RSUs and DSUs outstanding, beginning (in CAD per share) | $ / shares	$ 0
Issued (in CAD per share) | $ / shares	10.07
Forfeited (in CAD per share) | $ / shares	10.09
RSUs and DSUs outstanding, ending (in CAD per share) | $ / shares	$ 10.06	$ 0